UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2004

Item 1. Reports to Stockholders

Fidelity Advisor

California Municipal Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Class A
Actual	$ 1,000.00	$ 1,003.00	$ 3.33
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.37
Class T
Actual	$ 1,000.00	$ 1,002.40	$ 3.89
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 3.93
	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Class B
Actual	$ 1,000.00	$ 998.40	$ 7.15
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.25
Class C
Actual	$ 1,000.00	$ 998.70	$ 7.66
HypotheticalA	$ 1,000.00	$ 1,017.24	$ 7.76
Spartan California Municipal Income
Actual	$ 1,000.00	$ 1,003.90	$ 2.42
HypotheticalA	$ 1,000.00	$ 1,022.55	$ 2.45
Institutional Class
Actual	$ 1,000.00	$ 1,003.80	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%
Class T	.77%
Class B	1.42%
Class C	1.52%
Spartan California Municipal Income	.48%
Institutional Class	.49%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	29.4
Transportation	13.8	15.6
Electric Utilities	9.5	10.0
Health Care	9.2	9.7
Education	8.9	8.1
Average Years to Maturity as of August 31, 2004
		6 months ago
Years	14.5	14.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2004
6 months ago
Years	7.5	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
AAA 54.0%	AAA 51.5%
AA,A 29.0%	AA,A 21.3%
BBB 14.2%	BBB 24.2%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.4%
ABC Unified School District:
Series C, 0% 8/1/33 (FGIC Insured)	$ 5,365	$ 1,111
0% 8/1/32 (FGIC Insured)	2,115	463
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,830
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,033
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,182
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,749
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,056
0% 9/1/36 (FSA Insured)	9,545	1,609
Anaheim Union High School District Series A, 5.375% 8/1/17 (FSA Insured)	1,000	1,113
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,370
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,502
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,221
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,949
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,767
0% 8/1/12 (AMBAC Insured)	2,800	2,080
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	911
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,254
5.5% 5/1/16 (AMBAC Insured)	2,125	2,378
5.75% 5/1/17	3,375	3,799
Series A:
5.25% 5/1/11 (FSA Insured)	3,075	3,448
5.375% 5/1/18 (AMBAC Insured)	2,185	2,407
5.5% 5/1/08	5,410	5,962
5.5% 5/1/15 (AMBAC Insured)	9,000	10,135
5.875% 5/1/16	4,535	5,170
6% 5/1/14	7,500	8,645
California Econ. Recovery Series 2004 A, 5.25% 7/1/12	6,000	6,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	$ 4,090	$ 4,317
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,169
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,339
0% 10/1/29 (MBIA Insured)	7,115	1,829
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,685
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,731
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,139
5.25% 9/1/26	7,910	8,447
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,031
5.125% 2/1/30	6,000	6,089
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,642
Series O, 5.125% 1/1/31	5,000	5,129
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,358
Series C, 5.125% 10/1/28	7,725	7,945
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,949
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,583
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,394
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,120
4.75% 9/1/10	1,300	1,410
5% 11/1/07	19,000	20,591
5% 2/1/09	3,750	4,085
5% 2/1/10	3,000	3,284
5% 3/1/11 (Pre-Refunded to 3/1/10 @ 101) (e)	1,000	1,124
5% 11/1/12	4,095	4,473
5% 2/1/18 (AMBAC Insured)	3,000	3,237
5% 10/1/18	3,000	3,109
5% 12/1/18	9,245	9,651
5.25% 10/1/09	2,150	2,390
5.25% 2/1/11	5,625	6,237
5.25% 10/1/14	300	309
5.25% 2/1/15	2,000	2,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/15 (MBIA Insured)	$ 5,000	$ 5,581
5.25% 2/1/16	7,500	8,252
5.25% 2/1/16 (MBIA Insured)	4,000	4,412
5.25% 10/1/17	1,500	1,545
5.25% 4/1/34	2,000	2,061
5.375% 4/1/15 (MBIA Insured)	1,500	1,669
5.375% 10/1/28	4,250	4,411
5.5% 6/1/10	1,400	1,577
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,400
5.5% 3/1/12 (MBIA Insured)	5,000	5,617
5.5% 6/1/28	5,000	5,223
5.5% 4/1/30	3,000	3,177
5.5% 11/1/33	3,000	3,178
5.625% 5/1/26	4,000	4,255
5.75% 10/1/10	7,325	8,379
5.75% 12/1/10	2,500	2,869
5.75% 5/1/30	3,080	3,297
6% 2/1/08	1,000	1,113
6% 4/1/18	1,000	1,185
6.5% 2/1/07	3,000	3,295
6.5% 2/1/08	5,750	6,475
6.6% 2/1/09	14,355	16,521
6.6% 2/1/11 (MBIA Insured)	2,100	2,503
6.75% 8/1/10	5,675	6,742
6.75% 8/1/12	1,100	1,334
7% 8/1/09	5,100	6,044
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,393
5% 7/1/06 (Escrowed to Maturity) (d)(e)	1,805	1,917
Series I, 4.95%, tender 7/1/14 (c)	2,000	2,063
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	8,945
6.25% 12/1/34	15,905	17,112
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,379
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	68
Series 1983 A, 0% 2/1/15	8,187	3,547
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	380	380
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	$ 2,120	$ 2,171
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,107
5.25% 2/1/32 (AMBAC Insured)	6,295	6,586
5.25% 6/1/30 (MBIA Insured)	1,700	1,752
5.5% 6/1/20 (MBIA Insured)	1,780	1,940
5.5% 6/1/21 (MBIA Insured)	4,780	5,184
5.5% 6/1/22 (MBIA Insured)	5,040	5,445
5.5% 6/1/23 (MBIA Insured)	5,320	5,727
5.5% 6/1/24 (MBIA Insured)	5,610	6,019
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,505
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,137
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,749
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5%, tender 5/1/13 (c)(d)	3,000	3,049
Series B, 4.45%, tender 7/1/05 (c)(d)	12,000	12,178
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,735
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,562
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,440
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/17	9,980	11,139
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,318
5.5% 6/1/19	3,000	3,072
6% 6/1/07	1,590	1,744
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C, 5.5% 6/1/15	3,000	3,368
Series D:
5.375% 11/1/12	1,250	1,347
5.375% 11/1/13	5,055	5,419
5.375% 11/1/14	5,000	5,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,000	$ 4,506
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,255
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,434
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,206
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,711
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,238
Series B:
5.5% 6/1/19	1,650	1,674
6.4% 12/1/09	3,700	4,351
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,428
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,000	1,109
5.5% 11/1/16 (AMBAC Insured)	1,500	1,697
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,306
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	2,650	2,806
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,313
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,947
5.5% 7/1/07	1,425	1,548
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,918
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,625
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,977
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,623
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,150
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	$ 1,500	$ 1,847
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,045	2,072
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,323
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured) (b)	1,000	1,063
5.5% 7/1/11 (MBIA Insured) (b)	2,170	2,364
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	2,800	3,045
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,004
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	875
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,552
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	927
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	922
5% 4/1/11	2,000	2,089
5% 4/1/12	4,210	4,386
5% 4/1/13	1,830	1,891
5.25% 4/1/09	1,600	1,695
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,088
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	584
0% 10/1/25 (AMBAC Insured)	1,665	546
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	822
0% 8/1/21 (MBIA Insured)	1,000	436
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,077
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	$ 1,315	$ 607
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	708
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	2,785
0% 8/1/15 (MBIA Insured)	2,415	1,517
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,069
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	554
5% 1/1/35 (MBIA Insured)	24,070	24,262
0% 1/15/27 (a)	4,000	3,081
0% 1/15/27 (MBIA Insured) (a)	4,500	3,749
0% 1/15/29 (a)	4,000	3,065
5% 1/15/16 (MBIA Insured)	5,860	6,251
5.5% 1/15/08 (MBIA Insured)	8,945	9,895
5.75% 1/15/40	8,155	8,191
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	863
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,087
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,661
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,560	13,564
6.75% 6/1/39	8,000	7,464
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,022
5.75% 6/1/21	2,125	2,203
5.75% 6/1/22	4,400	4,540
5.75% 6/1/23	40	41
Series B:
5% 6/1/09	3,000	3,218
5% 6/1/11	3,610	3,879
5.5% 6/1/18	1,000	1,034
5.5% 6/1/43	5,000	5,115
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	693
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (d)	$ 2,000	$ 2,150
5% 5/15/15 (FGIC Insured) (d)	1,000	1,069
6% 5/15/09 (FGIC Insured) (d)	3,450	3,896
6% 5/15/10 (FGIC Insured) (d)	1,000	1,137
6% 5/15/12 (FGIC Insured) (d)	3,500	4,005
5.5% 5/15/11 (MBIA Insured) (d)	700	731
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,870
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,946
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,080
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,441
(Disney Parking Proj.):
0% 3/1/10	2,000	1,637
0% 3/1/11	1,950	1,510
0% 3/1/12	2,180	1,602
0% 3/1/13	6,490	4,495
0% 9/1/14 (AMBAC Insured)	3,860	2,538
0% 3/1/18	3,000	1,539
0% 3/1/19	3,175	1,531
0% 3/1/20	1,000	450
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,667
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,171
5.375% 9/1/17 (FSA Insured)	1,095	1,224
5.375% 9/1/18 (FSA Insured)	1,155	1,273
5.375% 9/1/19 (FSA Insured)	1,210	1,325
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	300
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,162
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,414
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	1,650	1,657
6.75% 10/15/04 (Escrowed to Maturity) (e)	195	196
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 15,000	$ 15,174
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,052
5.5% 10/15/11 (MBIA Insured)	3,670	4,078
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,007
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,598
5.25% 11/1/10 (d)	9,105	9,699
5.5% 8/1/08 (d)	1,505	1,606
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,810	18,872
Los Angeles Unified School District:
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,464
5.375% 7/1/17 (MBIA Insured)	8,095	9,065
5.375% 7/1/18 (MBIA Insured)	2,845	3,166
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,329
Series E:
5.125% 1/1/27 (MBIA Insured)	1,250	1,299
5.5% 7/1/17 (MBIA Insured)	1,800	2,029
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,370	2,897
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	839
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	865
0% 8/1/25 (FGIC Insured)	2,800	927
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,717
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,722
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,008
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,849
Series A, 5% 7/1/17 (FSA Insured)	3,220	3,503
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	525
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Montebello Unified School District 0% 6/1/26 (FSA Insured)	$ 1,580	$ 497
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,677
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,050
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,645
12% 8/1/17 (FSA Insured)	1,000	1,799
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,550
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,231
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,740
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,103
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,364
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	3,260	2,812
0% 8/1/10 (MBIA Insured)	3,255	2,675
Orange County Arpt. Rev. 5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,397
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	8,122
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,104
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,561
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,226
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,003
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,370
Placer County Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,000	436
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,930	3,950
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	$ 3,000	$ 3,214
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A, 6% 9/2/05 (Pre-Refunded to 9/2/04 @ 101) (e)	1,280	1,293
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,562
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	4,845
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,674
5% 11/1/15 (MBIA Insured) (d)	5,850	6,221
5% 11/1/17 (MBIA Insured) (d)	3,355	3,523
5% 11/1/18 (MBIA Insured) (d)	2,740	2,869
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,983
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,245
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,318
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,243
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,144
5% 10/1/08	1,135	1,203
5% 10/1/09	1,140	1,203
5.1% 10/1/10	1,245	1,311
5.25% 10/1/12	1,375	1,440
5.5% 10/1/22	4,500	4,635
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	489
0% 8/1/25 (FGIC Insured)	2,725	911
0% 8/1/26 (FGIC Insured)	1,365	426
0% 8/1/27 (FGIC Insured)	2,500	733
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	583
0% 8/1/27 (FGIC Insured)	1,940	569
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	$ 2,035	$ 1,265
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	736
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,658
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,181
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,534
6.5% 7/1/06	4,500	4,814
6.5% 7/1/07	2,000	2,175
6.5% 7/1/08	1,000	1,085
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,564
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,958
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,660
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,036
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,461
5.25% 10/1/11	1,705	1,888
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,793
Series D, 5.25% 7/1/17 (FGIC Insured)	4,325	4,773
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,844
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,601
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,322
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,757
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	4,991
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,733
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,492
Second Series 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,365
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	$ 3,280	$ 3,572
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,943
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,131
5.5% 5/1/08 (FGIC Insured) (d)	2,755	3,031
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,451
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,212
Series A:
0% 8/1/09 (FGIC Insured)	1,085	936
0% 8/1/10 (FGIC Insured)	1,085	892
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,495
0% 1/15/32 (MBIA Insured)	4,000	889
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,874
0% 1/15/12 (MBIA Insured)	7,000	5,288
0% 1/15/15 (MBIA Insured)	5,000	3,198
0% 1/15/20 (MBIA Insured)	3,765	1,785
0% 1/15/31 (MBIA Insured)	5,000	1,177
0% 1/15/34 (MBIA Insured)	10,000	1,991
5.25% 1/15/30 (MBIA Insured)	12,145	12,448
5.5% 1/15/28	1,060	979
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,681
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,097
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,851
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,067
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,055
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,249
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 759
0% 9/1/25 (FGIC Insured)	1,490	496
0% 9/1/26 (FGIC Insured)	1,500	466
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,489
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,094
5.75% 8/1/30 (FGIC Insured)	7,490	8,146
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,953
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	2,997
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,613
6% 8/1/29 (FGIC Insured)	6,770	7,613
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,357
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,307
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	312
0% 5/1/28 (MBIA Insured)	3,340	936
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,651
6.75% 7/1/11	6,500	7,786
7% 7/1/05	920	923
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,065
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,037
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,000	3,767
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,398
6% 6/1/22	1,100	1,208
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,035
0% 8/1/19 (FGIC Insured)	2,270	1,144
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	525
0% 9/1/21 (FGIC Insured)	2,995	1,301
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,324
5.5% 5/15/24 (AMBAC Insured)	1,000	1,081
4.55% 12/1/09 (f)	22,420	23,598
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,174
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,562
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	2,590	2,649
5.25% 1/1/13	8,500	8,694
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,069
5.375% 4/1/16	2,005	2,095
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,586
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,488
5.375% 8/1/16 (FSA Insured)	1,000	1,119
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,115
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,646
		1,431,168
Guam - 0.1%
Guam Pwr. Auth. Rev. Series A, 4% 10/1/04	1,620	1,621
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	$ 5,950	$ 6,430
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,184
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (b)	2,700	3,038
		12,305
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,363,613)		1,445,094
NET OTHER ASSETS - 0.7%		10,025
NET ASSETS - 100%		$ 1,455,119
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,598,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.7%
Transportation	13.8%
Electric Utilities	9.5%
Health Care	9.2%
Education	8.9%
Escrowed/Pre-Refunded	7.0%
Special Tax	5.4%
Others* (individually less than 5%)	13.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,363,613) - See accompanying schedule		$ 1,445,094
Cash		2,905
Receivable for investments sold		576
Receivable for fund shares sold		364
Interest receivable		15,620
Prepaid expenses		2
Other receivables		7
Total assets		1,464,568

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,344
Payable for fund shares redeemed	965
Distributions payable	1,539
Accrued management fee	452
Distribution fees payable	14
Other affiliated payables	118
Other payables and accrued expenses	17
Total liabilities		9,449

Net Assets		$ 1,455,119
Net Assets consist of:
Paid in capital		$ 1,369,878
Undistributed net investment income		1,428
Accumulated undistributed net realized gain (loss) on investments		2,332
Net unrealized appreciation (depreciation) on investments		81,481
Net Assets		$ 1,455,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,516.3 ÷ 440.4 shares)	$ 12.53

Maximum offering price per share (100/95.25 of $12.53)	$ 13.15
Class T: Net Asset Value and redemption price per share ($3,059 ÷ 243.8 shares)	$ 12.55

Maximum offering price per share (100/96.50 of $12.55)	$ 13.01
Class B: Net Asset Value and offering price per share ($5,062 ÷ 404.2 shares) A	$ 12.52

Class C: Net Asset Value and offering price per share ($10,613 ÷ 848 shares) A	$ 12.52

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,430,617 ÷ 114,279 shares)	$ 12.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($251.4 ÷ 20.05 shares)	$ 12.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 35,366

Expenses
Management fee	$ 2,766
Transfer agent fees	516
Distribution fees	87
Accounting fees and expenses	149
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	68
Audit	22
Legal	8
Miscellaneous	40
Total expenses before reductions	3,672
Expense reductions	(30)	3,642
Net investment income (loss)		31,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,307
Futures contracts	(462)
Total net realized gain (loss)		5,845
Change in net unrealized appreciation (depreciation) on: Investment securities	(36,280)
Futures contracts	(55)
Total change in net unrealized appreciation (depreciation)		(36,335)
Net gain (loss)		(30,490)
Net increase (decrease) in net assets resulting from operations		$ 1,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,724	$ 68,832
Net realized gain (loss)	5,845	25,647
Change in net unrealized appreciation (depreciation)	(36,335)	1,842
Net increase (decrease) in net assets resulting from operations	1,234	96,321
Distributions to shareholders from net investment income	(31,640)	(68,263)
Distributions to shareholders from net realized gain	(10,440)	(21,672)
Total distributions	(42,080)	(89,935)
Share transactions - net increase (decrease)	(81,275)	(129,361)
Redemption fees	20	38
Total increase (decrease) in net assets	(122,101)	(122,937)

Net Assets
Beginning of period	1,577,220	1,700,157
End of period (including undistributed net investment income of $1,428 and undistributed net investment income of $1,344, respectively)	$ 1,455,119	$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.256	.521	.303
Net realized and unrealized gain (loss)	(.226)	.248	.212
Total from investment operations	.030	.769	.515
Distributions from net investment income	(.255)	(.517)	(.297)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.340)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.53	$ 12.84	$ 12.76
Total Return B, C, D	.30%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.65%	.66% A
Expenses net of voluntary waivers, if any	.66% A	.65%	.66% A
Expenses net of all reductions	.66% A	.65%	.65% A
Net investment income (loss)	4.10% A	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 3
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.251	.508	.296
Net realized and unrealized gain (loss)	(.227)	.237	.241
Total from investment operations	.024	.745	.537
Distributions from net investment income	(.249)	(.503)	(.289)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.334)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.86	$ 12.79
Total Return B, C, D	.24%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.76%	.77% A
Expenses net of voluntary waivers, if any	.77% A	.76%	.77% A
Expenses net of all reductions	.76% A	.76%	.76% A
Net investment income (loss)	4.00% A	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 1
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.209	.426	.247
Net realized and unrealized gain (loss)	(.236)	.248	.210
Total from investment operations	(.027)	.674	.457
Distributions from net investment income	(.208)	(.422)	(.239)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.293)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.52	$ 12.84	$ 12.76
Total Return B, C, D	(.16)%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A	1.41%	1.42% A
Expenses net of voluntary waivers, if any	1.42% A	1.41%	1.42% A
Expenses net of all reductions	1.41% A	1.40%	1.42% A
Net investment income (loss)	3.35% A	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.203	.411	.239
Net realized and unrealized gain (loss)	(.226)	.248	.200
Total from investment operations	(.023)	.659	.439
Distributions from net investment income	(.202)	(.407)	(.231)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.287)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.52	$ 12.83	$ 12.75
Total Return B, C, D	(.13)%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52% A	1.52%	1.54% A
Expenses net of voluntary waivers, if any	1.52% A	1.52%	1.54% A
Expenses net of all reductions	1.51% A	1.51%	1.53% A
Net investment income (loss)	3.25% A	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 7
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.268	.544	.546	.555 G	.568	.557
Net realized and unrealized gain (loss)	(.226)	.247	.265	.211 G	.832	(.838)
Total from investment operations	.042	.791	.811	.766	1.400	(.281)
Distributions from net investment income	(.267)	(.539)	(.541)	(.552)	(.570)	(.555)
Distributions from net realized gain	(.085)	(.172)	(.070)	(.015)	-	(.015)
Distributions in excess of net realized gain	-	-	-	-	-	(.039)
Total distributions	(.352)	(.711)	(.611)	(.567)	(.570)	(.609)
Redemption fees added to paid in capital	- D, H	- D, H	- D, H	.001 D	-	-
Net asset value, end of period	$ 12.52	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Total Return B, C	.39%	6.44%	6.64%	6.36%	12.42%	(2.28)%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.48%	.49%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.47%	.43%	.42%	.49%
Net investment income (loss)	4.29% A	4.29%	4.34%	4.47% G	4.75%	4.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,431	$ 1,550	$ 1,683	$ 1,654	$ 1,512	$ 1,212
Portfolio turnover rate	19% A	18%	18%	13%	16%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Effective March 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.267	.546	.316
Net realized and unrealized gain (loss)	(.226)	.254	.211
Total from investment operations	.041	.800	.527
Distributions from net investment income	(.266)	(.538)	(.309)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.351)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 12.54	$ 12.85	$ 12.76
Total Return B, C	.38%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.49%	.50% A
Expenses net of voluntary waivers, if any	.49% A	.49%	.50% A
Expenses net of all reductions	.49% A	.49%	.49% A
Net investment income (loss)	4.28% A	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 264	$ 1,499
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 85,884
Unrealized depreciation	(2,233)
Net unrealized appreciation (depreciation)	$ 83,651
Cost for federal income tax purposes	$ 1,361,443

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $139,658 and $228,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4	$ -
Class T	0%	.25%	4	-
Class B	.65%	.25%	23	16
Class C	.75%	.25%	56	24
			$ 87	$ 40

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	1
Class C*	4
$ 11

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.10
Class T	2.11
Class B	3.11
Class C	6.11
Spartan California Municipal Income	501.07
Institutional Class	1.08
	$ 516

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $12 and $18, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2004	Year ended February 29, 2004
From net investment income
Class A	$ 118	$ 170
Class T	66	100
Class B	84	172
Class C	182	321
Spartan California Municipal Income	31,184	67,468
Institutional Class	6	32
Total	$ 31,640	$ 68,263
From net realized gain
Class A	$ 39	$ 59
Class T	26	35
Class B	35	70
Class C	83	137
Spartan California Municipal Income	10,255	21,362
Institutional Class	2	9
Total	$ 10,440	$ 21,672

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2004	Year ended February 29, 2004	Six months ended August 31, 2004	Year ended February 29, 2004
Class A
Shares sold	104	328	$ 1,292	$ 4,124
Reinvestment of distributions	7	9	91	110
Shares redeemed	(126)	(123)	(1,557)	(1,547)
Net increase (decrease)	(15)	214	$ (174)	$ 2,687
Class T
Shares sold	44	225	$ 545	$ 2,852
Reinvestment of distributions	6	6	72	82
Shares redeemed	(104)	(12)	(1,292)	(155)
Net increase (decrease)	(54)	219	$ (675)	$ 2,779
Class B
Shares sold	31	170	$ 380	$ 2,143
Reinvestment of distributions	4	9	53	119
Shares redeemed	(37)	(122)	(458)	(1,534)
Net increase (decrease)	(2)	57	$ (25)	$ 728
Class C
Shares sold	46	540	$ 564	$ 6,865
Reinvestment of distributions	15	25	185	321
Shares redeemed	(183)	(181)	(2,240)	(2,289)
Net increase (decrease)	(122)	384	$ (1,491)	$ 4,897
Spartan California Municipal Income
Shares sold	6,986	17,209	$ 86,721	$ 218,471
Reinvestment of distributions	2,361	5,023	29,258	63,470
Shares redeemed	(15,830)	(33,393)	(194,883)	(421,182)
Net increase (decrease)	(6,483)	(11,161)	$ (78,904)	$ (139,241)
Institutional Class
Shares sold	2	7	$ 19	$ 90
Reinvestment of distributions	-	1	4	16
Shares redeemed	(2)	(105)	(29)	(1,317)
Net increase (decrease)	-	(97)	$ (6)	$ (1,211)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mid Cap II Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCM-USAN-1004
1.790936.101

Fidelity Advisor

California Municipal Income

Fund - Institutional Class

Semiannual Report

August 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of Spartan® California Municipal Income Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Class A
Actual	$ 1,000.00	$ 1,003.00	$ 3.33
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.37
Class T
Actual	$ 1,000.00	$ 1,002.40	$ 3.89
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 3.93
	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Class B
Actual	$ 1,000.00	$ 998.40	$ 7.15
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.25
Class C
Actual	$ 1,000.00	$ 998.70	$ 7.66
HypotheticalA	$ 1,000.00	$ 1,017.24	$ 7.76
Spartan California Municipal Income
Actual	$ 1,000.00	$ 1,003.90	$ 2.42
HypotheticalA	$ 1,000.00	$ 1,022.55	$ 2.45
Institutional Class
Actual	$ 1,000.00	$ 1,003.80	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%
Class T	.77%
Class B	1.42%
Class C	1.52%
Spartan California Municipal Income	.48%
Institutional Class	.49%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	29.4
Transportation	13.8	15.6
Electric Utilities	9.5	10.0
Health Care	9.2	9.7
Education	8.9	8.1
Average Years to Maturity as of August 31, 2004
		6 months ago
Years	14.5	14.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2004
6 months ago
Years	7.5	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
AAA 54.0%	AAA 51.5%
AA,A 29.0%	AA,A 21.3%
BBB 14.2%	BBB 24.2%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.4%
ABC Unified School District:
Series C, 0% 8/1/33 (FGIC Insured)	$ 5,365	$ 1,111
0% 8/1/32 (FGIC Insured)	2,115	463
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,830
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,033
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,182
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,749
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,056
0% 9/1/36 (FSA Insured)	9,545	1,609
Anaheim Union High School District Series A, 5.375% 8/1/17 (FSA Insured)	1,000	1,113
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,370
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,502
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,221
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,949
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,767
0% 8/1/12 (AMBAC Insured)	2,800	2,080
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	911
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,254
5.5% 5/1/16 (AMBAC Insured)	2,125	2,378
5.75% 5/1/17	3,375	3,799
Series A:
5.25% 5/1/11 (FSA Insured)	3,075	3,448
5.375% 5/1/18 (AMBAC Insured)	2,185	2,407
5.5% 5/1/08	5,410	5,962
5.5% 5/1/15 (AMBAC Insured)	9,000	10,135
5.875% 5/1/16	4,535	5,170
6% 5/1/14	7,500	8,645
California Econ. Recovery Series 2004 A, 5.25% 7/1/12	6,000	6,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	$ 4,090	$ 4,317
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,169
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,339
0% 10/1/29 (MBIA Insured)	7,115	1,829
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,685
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,731
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,139
5.25% 9/1/26	7,910	8,447
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,031
5.125% 2/1/30	6,000	6,089
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,642
Series O, 5.125% 1/1/31	5,000	5,129
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,358
Series C, 5.125% 10/1/28	7,725	7,945
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,949
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,583
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,394
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,120
4.75% 9/1/10	1,300	1,410
5% 11/1/07	19,000	20,591
5% 2/1/09	3,750	4,085
5% 2/1/10	3,000	3,284
5% 3/1/11 (Pre-Refunded to 3/1/10 @ 101) (e)	1,000	1,124
5% 11/1/12	4,095	4,473
5% 2/1/18 (AMBAC Insured)	3,000	3,237
5% 10/1/18	3,000	3,109
5% 12/1/18	9,245	9,651
5.25% 10/1/09	2,150	2,390
5.25% 2/1/11	5,625	6,237
5.25% 10/1/14	300	309
5.25% 2/1/15	2,000	2,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/15 (MBIA Insured)	$ 5,000	$ 5,581
5.25% 2/1/16	7,500	8,252
5.25% 2/1/16 (MBIA Insured)	4,000	4,412
5.25% 10/1/17	1,500	1,545
5.25% 4/1/34	2,000	2,061
5.375% 4/1/15 (MBIA Insured)	1,500	1,669
5.375% 10/1/28	4,250	4,411
5.5% 6/1/10	1,400	1,577
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,400
5.5% 3/1/12 (MBIA Insured)	5,000	5,617
5.5% 6/1/28	5,000	5,223
5.5% 4/1/30	3,000	3,177
5.5% 11/1/33	3,000	3,178
5.625% 5/1/26	4,000	4,255
5.75% 10/1/10	7,325	8,379
5.75% 12/1/10	2,500	2,869
5.75% 5/1/30	3,080	3,297
6% 2/1/08	1,000	1,113
6% 4/1/18	1,000	1,185
6.5% 2/1/07	3,000	3,295
6.5% 2/1/08	5,750	6,475
6.6% 2/1/09	14,355	16,521
6.6% 2/1/11 (MBIA Insured)	2,100	2,503
6.75% 8/1/10	5,675	6,742
6.75% 8/1/12	1,100	1,334
7% 8/1/09	5,100	6,044
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,393
5% 7/1/06 (Escrowed to Maturity) (d)(e)	1,805	1,917
Series I, 4.95%, tender 7/1/14 (c)	2,000	2,063
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	8,945
6.25% 12/1/34	15,905	17,112
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,379
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	68
Series 1983 A, 0% 2/1/15	8,187	3,547
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	380	380
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	$ 2,120	$ 2,171
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,107
5.25% 2/1/32 (AMBAC Insured)	6,295	6,586
5.25% 6/1/30 (MBIA Insured)	1,700	1,752
5.5% 6/1/20 (MBIA Insured)	1,780	1,940
5.5% 6/1/21 (MBIA Insured)	4,780	5,184
5.5% 6/1/22 (MBIA Insured)	5,040	5,445
5.5% 6/1/23 (MBIA Insured)	5,320	5,727
5.5% 6/1/24 (MBIA Insured)	5,610	6,019
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,505
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,137
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,749
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5%, tender 5/1/13 (c)(d)	3,000	3,049
Series B, 4.45%, tender 7/1/05 (c)(d)	12,000	12,178
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,735
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,562
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,440
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/17	9,980	11,139
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,318
5.5% 6/1/19	3,000	3,072
6% 6/1/07	1,590	1,744
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C, 5.5% 6/1/15	3,000	3,368
Series D:
5.375% 11/1/12	1,250	1,347
5.375% 11/1/13	5,055	5,419
5.375% 11/1/14	5,000	5,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,000	$ 4,506
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,255
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,434
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,206
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,711
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,238
Series B:
5.5% 6/1/19	1,650	1,674
6.4% 12/1/09	3,700	4,351
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,428
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,000	1,109
5.5% 11/1/16 (AMBAC Insured)	1,500	1,697
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,306
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	2,650	2,806
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,313
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,947
5.5% 7/1/07	1,425	1,548
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,918
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,625
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,977
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,623
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,150
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	$ 1,500	$ 1,847
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,045	2,072
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,323
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured) (b)	1,000	1,063
5.5% 7/1/11 (MBIA Insured) (b)	2,170	2,364
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	2,800	3,045
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,004
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	875
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,552
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	927
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	922
5% 4/1/11	2,000	2,089
5% 4/1/12	4,210	4,386
5% 4/1/13	1,830	1,891
5.25% 4/1/09	1,600	1,695
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,088
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	584
0% 10/1/25 (AMBAC Insured)	1,665	546
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	822
0% 8/1/21 (MBIA Insured)	1,000	436
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,077
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	$ 1,315	$ 607
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	708
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	2,785
0% 8/1/15 (MBIA Insured)	2,415	1,517
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,069
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	554
5% 1/1/35 (MBIA Insured)	24,070	24,262
0% 1/15/27 (a)	4,000	3,081
0% 1/15/27 (MBIA Insured) (a)	4,500	3,749
0% 1/15/29 (a)	4,000	3,065
5% 1/15/16 (MBIA Insured)	5,860	6,251
5.5% 1/15/08 (MBIA Insured)	8,945	9,895
5.75% 1/15/40	8,155	8,191
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	863
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,087
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,661
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,560	13,564
6.75% 6/1/39	8,000	7,464
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,022
5.75% 6/1/21	2,125	2,203
5.75% 6/1/22	4,400	4,540
5.75% 6/1/23	40	41
Series B:
5% 6/1/09	3,000	3,218
5% 6/1/11	3,610	3,879
5.5% 6/1/18	1,000	1,034
5.5% 6/1/43	5,000	5,115
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	693
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (d)	$ 2,000	$ 2,150
5% 5/15/15 (FGIC Insured) (d)	1,000	1,069
6% 5/15/09 (FGIC Insured) (d)	3,450	3,896
6% 5/15/10 (FGIC Insured) (d)	1,000	1,137
6% 5/15/12 (FGIC Insured) (d)	3,500	4,005
5.5% 5/15/11 (MBIA Insured) (d)	700	731
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,870
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,946
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,080
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,441
(Disney Parking Proj.):
0% 3/1/10	2,000	1,637
0% 3/1/11	1,950	1,510
0% 3/1/12	2,180	1,602
0% 3/1/13	6,490	4,495
0% 9/1/14 (AMBAC Insured)	3,860	2,538
0% 3/1/18	3,000	1,539
0% 3/1/19	3,175	1,531
0% 3/1/20	1,000	450
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,667
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,171
5.375% 9/1/17 (FSA Insured)	1,095	1,224
5.375% 9/1/18 (FSA Insured)	1,155	1,273
5.375% 9/1/19 (FSA Insured)	1,210	1,325
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	300
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,162
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,414
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	1,650	1,657
6.75% 10/15/04 (Escrowed to Maturity) (e)	195	196
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 15,000	$ 15,174
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,052
5.5% 10/15/11 (MBIA Insured)	3,670	4,078
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,007
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,598
5.25% 11/1/10 (d)	9,105	9,699
5.5% 8/1/08 (d)	1,505	1,606
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,810	18,872
Los Angeles Unified School District:
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,464
5.375% 7/1/17 (MBIA Insured)	8,095	9,065
5.375% 7/1/18 (MBIA Insured)	2,845	3,166
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,329
Series E:
5.125% 1/1/27 (MBIA Insured)	1,250	1,299
5.5% 7/1/17 (MBIA Insured)	1,800	2,029
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,370	2,897
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	839
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	865
0% 8/1/25 (FGIC Insured)	2,800	927
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,717
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,722
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,008
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,849
Series A, 5% 7/1/17 (FSA Insured)	3,220	3,503
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	525
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Montebello Unified School District 0% 6/1/26 (FSA Insured)	$ 1,580	$ 497
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,677
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,050
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,645
12% 8/1/17 (FSA Insured)	1,000	1,799
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,550
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,231
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,740
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,103
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,364
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	3,260	2,812
0% 8/1/10 (MBIA Insured)	3,255	2,675
Orange County Arpt. Rev. 5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,397
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	8,122
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,104
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,561
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,226
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,003
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,370
Placer County Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,000	436
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,930	3,950
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	$ 3,000	$ 3,214
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A, 6% 9/2/05 (Pre-Refunded to 9/2/04 @ 101) (e)	1,280	1,293
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,562
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	4,845
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,674
5% 11/1/15 (MBIA Insured) (d)	5,850	6,221
5% 11/1/17 (MBIA Insured) (d)	3,355	3,523
5% 11/1/18 (MBIA Insured) (d)	2,740	2,869
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,983
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,245
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,318
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,243
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,144
5% 10/1/08	1,135	1,203
5% 10/1/09	1,140	1,203
5.1% 10/1/10	1,245	1,311
5.25% 10/1/12	1,375	1,440
5.5% 10/1/22	4,500	4,635
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	489
0% 8/1/25 (FGIC Insured)	2,725	911
0% 8/1/26 (FGIC Insured)	1,365	426
0% 8/1/27 (FGIC Insured)	2,500	733
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	583
0% 8/1/27 (FGIC Insured)	1,940	569
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	$ 2,035	$ 1,265
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	736
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,658
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,181
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,534
6.5% 7/1/06	4,500	4,814
6.5% 7/1/07	2,000	2,175
6.5% 7/1/08	1,000	1,085
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,564
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,958
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,660
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,036
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,461
5.25% 10/1/11	1,705	1,888
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,793
Series D, 5.25% 7/1/17 (FGIC Insured)	4,325	4,773
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,844
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,601
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,322
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,757
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	4,991
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,733
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,492
Second Series 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,365
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	$ 3,280	$ 3,572
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,943
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,131
5.5% 5/1/08 (FGIC Insured) (d)	2,755	3,031
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,451
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,212
Series A:
0% 8/1/09 (FGIC Insured)	1,085	936
0% 8/1/10 (FGIC Insured)	1,085	892
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,495
0% 1/15/32 (MBIA Insured)	4,000	889
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,874
0% 1/15/12 (MBIA Insured)	7,000	5,288
0% 1/15/15 (MBIA Insured)	5,000	3,198
0% 1/15/20 (MBIA Insured)	3,765	1,785
0% 1/15/31 (MBIA Insured)	5,000	1,177
0% 1/15/34 (MBIA Insured)	10,000	1,991
5.25% 1/15/30 (MBIA Insured)	12,145	12,448
5.5% 1/15/28	1,060	979
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,681
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,097
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,851
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,067
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,055
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,249
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 759
0% 9/1/25 (FGIC Insured)	1,490	496
0% 9/1/26 (FGIC Insured)	1,500	466
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,489
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,094
5.75% 8/1/30 (FGIC Insured)	7,490	8,146
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,953
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	2,997
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,613
6% 8/1/29 (FGIC Insured)	6,770	7,613
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,357
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,307
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	312
0% 5/1/28 (MBIA Insured)	3,340	936
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,651
6.75% 7/1/11	6,500	7,786
7% 7/1/05	920	923
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,065
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,037
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,000	3,767
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,398
6% 6/1/22	1,100	1,208
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,035
0% 8/1/19 (FGIC Insured)	2,270	1,144
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	525
0% 9/1/21 (FGIC Insured)	2,995	1,301
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,324
5.5% 5/15/24 (AMBAC Insured)	1,000	1,081
4.55% 12/1/09 (f)	22,420	23,598
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,174
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,562
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	2,590	2,649
5.25% 1/1/13	8,500	8,694
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,069
5.375% 4/1/16	2,005	2,095
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,586
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,488
5.375% 8/1/16 (FSA Insured)	1,000	1,119
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,115
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,646
		1,431,168
Guam - 0.1%
Guam Pwr. Auth. Rev. Series A, 4% 10/1/04	1,620	1,621
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	$ 5,950	$ 6,430
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,184
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (b)	2,700	3,038
		12,305
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,363,613)		1,445,094
NET OTHER ASSETS - 0.7%		10,025
NET ASSETS - 100%		$ 1,455,119
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,598,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.7%
Transportation	13.8%
Electric Utilities	9.5%
Health Care	9.2%
Education	8.9%
Escrowed/Pre-Refunded	7.0%
Special Tax	5.4%
Others* (individually less than 5%)	13.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,363,613) - See accompanying schedule		$ 1,445,094
Cash		2,905
Receivable for investments sold		576
Receivable for fund shares sold		364
Interest receivable		15,620
Prepaid expenses		2
Other receivables		7
Total assets		1,464,568

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,344
Payable for fund shares redeemed	965
Distributions payable	1,539
Accrued management fee	452
Distribution fees payable	14
Other affiliated payables	118
Other payables and accrued expenses	17
Total liabilities		9,449

Net Assets		$ 1,455,119
Net Assets consist of:
Paid in capital		$ 1,369,878
Undistributed net investment income		1,428
Accumulated undistributed net realized gain (loss) on investments		2,332
Net unrealized appreciation (depreciation) on investments		81,481
Net Assets		$ 1,455,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,516.3 ÷ 440.4 shares)	$ 12.53

Maximum offering price per share (100/95.25 of $12.53)	$ 13.15
Class T: Net Asset Value and redemption price per share ($3,059 ÷ 243.8 shares)	$ 12.55

Maximum offering price per share (100/96.50 of $12.55)	$ 13.01
Class B: Net Asset Value and offering price per share ($5,062 ÷ 404.2 shares) A	$ 12.52

Class C: Net Asset Value and offering price per share ($10,613 ÷ 848 shares) A	$ 12.52

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,430,617 ÷ 114,279 shares)	$ 12.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($251.4 ÷ 20.05 shares)	$ 12.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 35,366

Expenses
Management fee	$ 2,766
Transfer agent fees	516
Distribution fees	87
Accounting fees and expenses	149
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	68
Audit	22
Legal	8
Miscellaneous	40
Total expenses before reductions	3,672
Expense reductions	(30)	3,642
Net investment income (loss)		31,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,307
Futures contracts	(462)
Total net realized gain (loss)		5,845
Change in net unrealized appreciation (depreciation) on: Investment securities	(36,280)
Futures contracts	(55)
Total change in net unrealized appreciation (depreciation)		(36,335)
Net gain (loss)		(30,490)
Net increase (decrease) in net assets resulting from operations		$ 1,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,724	$ 68,832
Net realized gain (loss)	5,845	25,647
Change in net unrealized appreciation (depreciation)	(36,335)	1,842
Net increase (decrease) in net assets resulting from operations	1,234	96,321
Distributions to shareholders from net investment income	(31,640)	(68,263)
Distributions to shareholders from net realized gain	(10,440)	(21,672)
Total distributions	(42,080)	(89,935)
Share transactions - net increase (decrease)	(81,275)	(129,361)
Redemption fees	20	38
Total increase (decrease) in net assets	(122,101)	(122,937)

Net Assets
Beginning of period	1,577,220	1,700,157
End of period (including undistributed net investment income of $1,428 and undistributed net investment income of $1,344, respectively)	$ 1,455,119	$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.256	.521	.303
Net realized and unrealized gain (loss)	(.226)	.248	.212
Total from investment operations	.030	.769	.515
Distributions from net investment income	(.255)	(.517)	(.297)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.340)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.53	$ 12.84	$ 12.76
Total Return B, C, D	.30%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.65%	.66% A
Expenses net of voluntary waivers, if any	.66% A	.65%	.66% A
Expenses net of all reductions	.66% A	.65%	.65% A
Net investment income (loss)	4.10% A	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 3
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.251	.508	.296
Net realized and unrealized gain (loss)	(.227)	.237	.241
Total from investment operations	.024	.745	.537
Distributions from net investment income	(.249)	(.503)	(.289)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.334)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.86	$ 12.79
Total Return B, C, D	.24%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.76%	.77% A
Expenses net of voluntary waivers, if any	.77% A	.76%	.77% A
Expenses net of all reductions	.76% A	.76%	.76% A
Net investment income (loss)	4.00% A	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 1
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.209	.426	.247
Net realized and unrealized gain (loss)	(.236)	.248	.210
Total from investment operations	(.027)	.674	.457
Distributions from net investment income	(.208)	(.422)	(.239)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.293)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.52	$ 12.84	$ 12.76
Total Return B, C, D	(.16)%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A	1.41%	1.42% A
Expenses net of voluntary waivers, if any	1.42% A	1.41%	1.42% A
Expenses net of all reductions	1.41% A	1.40%	1.42% A
Net investment income (loss)	3.35% A	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.203	.411	.239
Net realized and unrealized gain (loss)	(.226)	.248	.200
Total from investment operations	(.023)	.659	.439
Distributions from net investment income	(.202)	(.407)	(.231)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.287)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.52	$ 12.83	$ 12.75
Total Return B, C, D	(.13)%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52% A	1.52%	1.54% A
Expenses net of voluntary waivers, if any	1.52% A	1.52%	1.54% A
Expenses net of all reductions	1.51% A	1.51%	1.53% A
Net investment income (loss)	3.25% A	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 7
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.268	.544	.546	.555 G	.568	.557
Net realized and unrealized gain (loss)	(.226)	.247	.265	.211 G	.832	(.838)
Total from investment operations	.042	.791	.811	.766	1.400	(.281)
Distributions from net investment income	(.267)	(.539)	(.541)	(.552)	(.570)	(.555)
Distributions from net realized gain	(.085)	(.172)	(.070)	(.015)	-	(.015)
Distributions in excess of net realized gain	-	-	-	-	-	(.039)
Total distributions	(.352)	(.711)	(.611)	(.567)	(.570)	(.609)
Redemption fees added to paid in capital	- D, H	- D, H	- D, H	.001 D	-	-
Net asset value, end of period	$ 12.52	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Total Return B, C	.39%	6.44%	6.64%	6.36%	12.42%	(2.28)%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.48%	.49%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.47%	.43%	.42%	.49%
Net investment income (loss)	4.29% A	4.29%	4.34%	4.47% G	4.75%	4.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,431	$ 1,550	$ 1,683	$ 1,654	$ 1,512	$ 1,212
Portfolio turnover rate	19% A	18%	18%	13%	16%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Effective March 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.267	.546	.316
Net realized and unrealized gain (loss)	(.226)	.254	.211
Total from investment operations	.041	.800	.527
Distributions from net investment income	(.266)	(.538)	(.309)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.351)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 12.54	$ 12.85	$ 12.76
Total Return B, C	.38%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.49%	.50% A
Expenses net of voluntary waivers, if any	.49% A	.49%	.50% A
Expenses net of all reductions	.49% A	.49%	.49% A
Net investment income (loss)	4.28% A	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 264	$ 1,499
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 85,884
Unrealized depreciation	(2,233)
Net unrealized appreciation (depreciation)	$ 83,651
Cost for federal income tax purposes	$ 1,361,443

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $139,658 and $228,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4	$ -
Class T	0%	.25%	4	-
Class B	.65%	.25%	23	16
Class C	.75%	.25%	56	24
			$ 87	$ 40

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	1
Class C*	4
$ 11

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.10
Class T	2.11
Class B	3.11
Class C	6.11
Spartan California Municipal Income	501.07
Institutional Class	1.08
	$ 516

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $12 and $18, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2004	Year ended February 29, 2004
From net investment income
Class A	$ 118	$ 170
Class T	66	100
Class B	84	172
Class C	182	321
Spartan California Municipal Income	31,184	67,468
Institutional Class	6	32
Total	$ 31,640	$ 68,263
From net realized gain
Class A	$ 39	$ 59
Class T	26	35
Class B	35	70
Class C	83	137
Spartan California Municipal Income	10,255	21,362
Institutional Class	2	9
Total	$ 10,440	$ 21,672

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2004	Year ended February 29, 2004	Six months ended August 31, 2004	Year ended February 29, 2004
Class A
Shares sold	104	328	$ 1,292	$ 4,124
Reinvestment of distributions	7	9	91	110
Shares redeemed	(126)	(123)	(1,557)	(1,547)
Net increase (decrease)	(15)	214	$ (174)	$ 2,687
Class T
Shares sold	44	225	$ 545	$ 2,852
Reinvestment of distributions	6	6	72	82
Shares redeemed	(104)	(12)	(1,292)	(155)
Net increase (decrease)	(54)	219	$ (675)	$ 2,779
Class B
Shares sold	31	170	$ 380	$ 2,143
Reinvestment of distributions	4	9	53	119
Shares redeemed	(37)	(122)	(458)	(1,534)
Net increase (decrease)	(2)	57	$ (25)	$ 728
Class C
Shares sold	46	540	$ 564	$ 6,865
Reinvestment of distributions	15	25	185	321
Shares redeemed	(183)	(181)	(2,240)	(2,289)
Net increase (decrease)	(122)	384	$ (1,491)	$ 4,897
Spartan California Municipal Income
Shares sold	6,986	17,209	$ 86,721	$ 218,471
Reinvestment of distributions	2,361	5,023	29,258	63,470
Shares redeemed	(15,830)	(33,393)	(194,883)	(421,182)
Net increase (decrease)	(6,483)	(11,161)	$ (78,904)	$ (139,241)
Institutional Class
Shares sold	2	7	$ 19	$ 90
Reinvestment of distributions	-	1	4	16
Shares redeemed	(2)	(105)	(29)	(1,317)
Net increase (decrease)	-	(97)	$ (6)	$ (1,211)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Citibank, N.A.

New York, NY
and

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Equity Value Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Freedom Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040 FundsSM
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Advantage Fund
Fidelity Advisor High Income Fund
Fidelity Advisor Inflation-Protected Bond Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor International Small Cap Fund
Fidelity Advisor Investment Grade Bond Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mid Cap II Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor New Insights Fund
Fidelity Advisor New York Municipal Income Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Real Estate Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Short Intermediate Municipal Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Dividend & Income Fund
Fidelity Advisor Strategic Growth Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Tax Managed Stock Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Fund
Fidelity Advisor Value Leaders Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ASCMI-USAN-1004
1.790937.101

Spartan®

California
Municipal Income
Fund

Semiannual Report

August 31, 2004
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Commencing with the fiscal quarter ending November 30, 2004, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2004 to August 31, 2004).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Class A
Actual	$ 1,000.00	$ 1,003.00	$ 3.33
HypotheticalA	$ 1,000.00	$ 1,021.63	$ 3.37
Class T
Actual	$ 1,000.00	$ 1,002.40	$ 3.89
HypotheticalA	$ 1,000.00	$ 1,021.07	$ 3.93
	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period* March 1, 2004 to August 31, 2004
Class B
Actual	$ 1,000.00	$ 998.40	$ 7.15
HypotheticalA	$ 1,000.00	$ 1,017.75	$ 7.25
Class C
Actual	$ 1,000.00	$ 998.70	$ 7.66
HypotheticalA	$ 1,000.00	$ 1,017.24	$ 7.76
Spartan California Municipal Income
Actual	$ 1,000.00	$ 1,003.90	$ 2.42
HypotheticalA	$ 1,000.00	$ 1,022.55	$ 2.45
Institutional Class
Actual	$ 1,000.00	$ 1,003.80	$ 2.47
HypotheticalA	$ 1,000.00	$ 1,022.50	$ 2.50

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	.66%
Class T	.77%
Class B	1.42%
Class C	1.52%
Spartan California Municipal Income	.48%
Institutional Class	.49%

Semiannual Report

Investment Changes

Top Five Sectors as of August 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.7	29.4
Transportation	13.8	15.6
Electric Utilities	9.5	10.0
Health Care	9.2	9.7
Education	8.9	8.1
Average Years to Maturity as of August 31, 2004
		6 months ago
Years	14.5	14.3
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of August 31, 2004
6 months ago
Years	7.5	7.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2004	As of February 29, 2004
AAA 54.0%	AAA 51.5%
AA,A 29.0%	AA,A 21.3%
BBB 14.2%	BBB 24.2%
BB and Below 0.2%	BB and Below 0.1%
Not Rated 1.9%	Not Rated 1.9%
Short-Term Investments and Net Other Assets 0.7%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Semiannual Report

Investments August 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 98.4%
ABC Unified School District:
Series C, 0% 8/1/33 (FGIC Insured)	$ 5,365	$ 1,111
0% 8/1/32 (FGIC Insured)	2,115	463
Alameda Corridor Trans. Auth. Rev.:
Series 1999 A, 0% 10/1/34 (MBIA Insured)	15,000	2,830
Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	8,033
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impts. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,182
Series 1997 C, 0% 9/1/30 (FSA Insured)	7,350	1,749
Series C:
0% 9/1/22 (FSA Insured)	5,150	2,056
0% 9/1/36 (FSA Insured)	9,545	1,609
Anaheim Union High School District Series A, 5.375% 8/1/17 (FSA Insured)	1,000	1,113
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,370
Benicia Unified School District Series B, 0% 8/1/24 (MBIA Insured)	7,005	2,502
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,221
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	1,725	1,949
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,767
0% 8/1/12 (AMBAC Insured)	2,800	2,080
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	911
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.5% 5/1/07	2,080	2,254
5.5% 5/1/16 (AMBAC Insured)	2,125	2,378
5.75% 5/1/17	3,375	3,799
Series A:
5.25% 5/1/11 (FSA Insured)	3,075	3,448
5.375% 5/1/18 (AMBAC Insured)	2,185	2,407
5.5% 5/1/08	5,410	5,962
5.5% 5/1/15 (AMBAC Insured)	9,000	10,135
5.875% 5/1/16	4,535	5,170
6% 5/1/14	7,500	8,645
California Econ. Recovery Series 2004 A, 5.25% 7/1/12	6,000	6,771
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Edl. Facilities Auth. Rev.:
(California Student Ln. Prog.) Series A, 6% 3/1/16 (MBIA Insured) (d)	$ 4,090	$ 4,317
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	2,000	2,169
(Loyola Marymount Univ. Proj.):
0% 10/1/16 (MBIA Insured)	2,280	1,339
0% 10/1/29 (MBIA Insured)	7,115	1,829
(Pepperdine Univ. Proj.) 5.75% 9/15/30	13,735	14,685
(Pooled College & Univ. Proj.) Series A, 6.125% 6/1/30	3,435	3,731
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,139
5.25% 9/1/26	7,910	8,447
(Scripps College Proj.):
Series 2001, 5.25% 8/1/26	1,000	1,031
5.125% 2/1/30	6,000	6,089
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,642
Series O, 5.125% 1/1/31	5,000	5,129
(Univ. of Southern California Proj.):
Series A, 5.7% 10/1/15	5,675	6,358
Series C, 5.125% 10/1/28	7,725	7,945
California Franchise Tax Board Ctfs. of Prtn. 5.5% 10/1/06	1,825	1,949
California Gen. Oblig.:
Series 1991, 6.6% 2/1/10 (FGIC Insured)	3,900	4,583
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,394
Series 2000, 5.5% 5/1/13 (MBIA Insured)	1,900	2,120
4.75% 9/1/10	1,300	1,410
5% 11/1/07	19,000	20,591
5% 2/1/09	3,750	4,085
5% 2/1/10	3,000	3,284
5% 3/1/11 (Pre-Refunded to 3/1/10 @ 101) (e)	1,000	1,124
5% 11/1/12	4,095	4,473
5% 2/1/18 (AMBAC Insured)	3,000	3,237
5% 10/1/18	3,000	3,109
5% 12/1/18	9,245	9,651
5.25% 10/1/09	2,150	2,390
5.25% 2/1/11	5,625	6,237
5.25% 10/1/14	300	309
5.25% 2/1/15	2,000	2,209
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/15 (MBIA Insured)	$ 5,000	$ 5,581
5.25% 2/1/16	7,500	8,252
5.25% 2/1/16 (MBIA Insured)	4,000	4,412
5.25% 10/1/17	1,500	1,545
5.25% 4/1/34	2,000	2,061
5.375% 4/1/15 (MBIA Insured)	1,500	1,669
5.375% 10/1/28	4,250	4,411
5.5% 6/1/10	1,400	1,577
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,000	3,400
5.5% 3/1/12 (MBIA Insured)	5,000	5,617
5.5% 6/1/28	5,000	5,223
5.5% 4/1/30	3,000	3,177
5.5% 11/1/33	3,000	3,178
5.625% 5/1/26	4,000	4,255
5.75% 10/1/10	7,325	8,379
5.75% 12/1/10	2,500	2,869
5.75% 5/1/30	3,080	3,297
6% 2/1/08	1,000	1,113
6% 4/1/18	1,000	1,185
6.5% 2/1/07	3,000	3,295
6.5% 2/1/08	5,750	6,475
6.6% 2/1/09	14,355	16,521
6.6% 2/1/11 (MBIA Insured)	2,100	2,503
6.75% 8/1/10	5,675	6,742
6.75% 8/1/12	1,100	1,334
7% 8/1/09	5,100	6,044
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series A:
5% 7/1/06	1,330	1,393
5% 7/1/06 (Escrowed to Maturity) (d)(e)	1,805	1,917
Series I, 4.95%, tender 7/1/14 (c)	2,000	2,063
(Cedars-Sinai Med. Ctr. Proj.) Series A:
6.125% 12/1/30	8,340	8,945
6.25% 12/1/34	15,905	17,112
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,379
California Hsg. Fin. Agcy. Home Mtg. Rev.:
(Home Mtg. Prog.) Series 1983 B, 0% 8/1/15	170	68
Series 1983 A, 0% 2/1/15	8,187	3,547
Series I, 4.95% 8/1/28 (MBIA Insured) (d)	380	380
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series J, 4.85% 8/1/27 (MBIA Insured) (d)	$ 2,120	$ 2,171
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,107
5.25% 2/1/32 (AMBAC Insured)	6,295	6,586
5.25% 6/1/30 (MBIA Insured)	1,700	1,752
5.5% 6/1/20 (MBIA Insured)	1,780	1,940
5.5% 6/1/21 (MBIA Insured)	4,780	5,184
5.5% 6/1/22 (MBIA Insured)	5,040	5,445
5.5% 6/1/23 (MBIA Insured)	5,320	5,727
5.5% 6/1/24 (MBIA Insured)	5,610	6,019
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Gen. Motors Corp. Proj.) 5.5% 4/1/08	1,500	1,505
(Pacific Gas & Elec. Co. Proj.) Series 2004 B, 3.3%, tender 6/1/07 (FGIC Insured) (c)(d)	6,000	6,137
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,749
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5%, tender 5/1/13 (c)(d)	3,000	3,049
Series B, 4.45%, tender 7/1/05 (c)(d)	12,000	12,178
California Pub. Works Board Lease Rev.:
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,735
(California State Univ. Proj.) Series 1997 A, 5.5% 10/1/07	1,425	1,562
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,440
(Coalinga State Hosp. Proj.) Series 2004 A, 5.5% 6/1/17	9,980	11,139
(Dept. of Corrections, Madera State Prison Proj.) Series E:
5.5% 6/1/15	8,250	9,318
5.5% 6/1/19	3,000	3,072
6% 6/1/07	1,590	1,744
(Dept. of Corrections, Monterey County State Prison Proj.):
Series C, 5.5% 6/1/15	3,000	3,368
Series D:
5.375% 11/1/12	1,250	1,347
5.375% 11/1/13	5,055	5,419
5.375% 11/1/14	5,000	5,352
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	$ 4,000	$ 4,506
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,255
(Library & Courts Annex Proj.) Series A, 5.5% 5/1/09	1,290	1,434
(Substance Abuse Treatment Facilities Corcoran II Proj.) Series A, 5.5% 1/1/14 (AMBAC Insured)	3,000	3,206
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,711
(Various California State Univ. Projs.):
Series A, 6.1% 10/1/06	1,210	1,238
Series B:
5.5% 6/1/19	1,650	1,674
6.4% 12/1/09	3,700	4,351
Series C, 5.125% 9/1/22 (AMBAC Insured)	10,000	10,428
California State Univ. Rev. & Colleges:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,000	1,109
5.5% 11/1/16 (AMBAC Insured)	1,500	1,697
Series 1999 AY, 5.875% 11/1/30 (FGIC Insured)	3,000	3,306
California Statewide Cmnty. Dev. Auth. Rev. (Triad Health Care Hosp. Proj.) 6.25% 8/1/06 (Escrowed to Maturity) (e)	2,650	2,806
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn.:
(Catholic Health Care West Proj.) 6% 7/1/09	2,960	3,313
(Saint Joseph Health Sys. Proj.):
5.25% 7/1/08	2,710	2,947
5.5% 7/1/07	1,425	1,548
California Statewide Cmntys. Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Penninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,918
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 3.85%, tender 8/1/06 (c)	21,000	21,625
Series 2004 G, 2.3%, tender 5/1/07 (c)	3,000	2,977
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,623
(Sutter Health Systems Proj.) Series B, 5.625% 8/15/42	5,000	5,150
Carlsbad Unified School Distict 0% 11/1/15 (FGIC Insured)	1,700	1,056
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	$ 1,500	$ 1,847
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice Gen. Proj.) 6% 7/1/09	2,045	2,072
Chaffey Unified High School District Series 2000 B, 5.5% 8/1/18 (FGIC Insured)	3,000	3,323
Commerce Refuse To Energy Auth. Rev.:
5.25% 7/1/08 (MBIA Insured) (b)	1,000	1,063
5.5% 7/1/11 (MBIA Insured) (b)	2,170	2,364
Compton Unified School District Series 2002 B, 5.5% 6/1/25 (MBIA Insured)	2,800	3,045
Contra Costa County Ctfs. of Prtn. (Merrithew Mem. Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (e)	3,000	2,004
Corona-Norco Unified School District Series D, 0% 9/1/27 (FSA Insured)	3,000	875
CSCUI Fing. Auth. Rev. (Rental Hsg. and Town Ctr. Proj.) Series 2004 A, 2.5%, tender 8/1/07, LOC Citibank NA, New York (c)	5,500	5,552
Ctr. Unified School District Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,000	927
Duarte Ctfs. of Prtn. Series A:
4.625% 4/1/07	890	922
5% 4/1/11	2,000	2,089
5% 4/1/12	4,210	4,386
5% 4/1/13	1,830	1,891
5.25% 4/1/09	1,600	1,695
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,000	5,088
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	584
0% 10/1/25 (AMBAC Insured)	1,665	546
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	822
0% 8/1/21 (MBIA Insured)	1,000	436
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (e)	3,500	2,077
Eureka Unified School District Ctfs. of Prtn. Series A, 6.9% 9/1/27 (FSA Insured)	660	662
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,812
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	$ 1,315	$ 607
Folsom Cordova Unified School District School Facilities Impt. District #2 (1998 Fing. Proj.) Series A, 0% 10/1/26 (MBIA Insured)	2,290	708
Foothill-De Anza Cmnty. College District:
Series B, 0% 8/1/35 (FGIC Insured)	15,000	2,785
0% 8/1/15 (MBIA Insured)	2,415	1,517
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (e)	18,500	12,069
0% 1/1/18 (Escrowed to Maturity) (e)	1,000	554
5% 1/1/35 (MBIA Insured)	24,070	24,262
0% 1/15/27 (a)	4,000	3,081
0% 1/15/27 (MBIA Insured) (a)	4,500	3,749
0% 1/15/29 (a)	4,000	3,065
5% 1/15/16 (MBIA Insured)	5,860	6,251
5.5% 1/15/08 (MBIA Insured)	8,945	9,895
5.75% 1/15/40	8,155	8,191
Fremont Unifed School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	863
Fullerton Univ. Foundation Auxillary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,374
5.75% 7/1/30 (MBIA Insured)	1,000	1,087
Glendale Elec. Rev. 6% 2/1/30 (MBIA Insured)	12,245	13,661
Golden State Tobacco Securitization Corp.:
Series 2003 A1:
5% 6/1/21	13,560	13,564
6.75% 6/1/39	8,000	7,464
Series 2003 B:
5% 6/1/43 (FSA Insured)	5,000	5,022
5.75% 6/1/21	2,125	2,203
5.75% 6/1/22	4,400	4,540
5.75% 6/1/23	40	41
Series B:
5% 6/1/09	3,000	3,218
5% 6/1/11	3,610	3,879
5.5% 6/1/18	1,000	1,034
5.5% 6/1/43	5,000	5,115
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	693
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.:
Series A:
5% 5/15/14 (FGIC Insured) (d)	$ 2,000	$ 2,150
5% 5/15/15 (FGIC Insured) (d)	1,000	1,069
6% 5/15/09 (FGIC Insured) (d)	3,450	3,896
6% 5/15/10 (FGIC Insured) (d)	1,000	1,137
6% 5/15/12 (FGIC Insured) (d)	3,500	4,005
5.5% 5/15/11 (MBIA Insured) (d)	700	731
5.5% 5/15/15 (MBIA Insured) (d)	3,710	3,870
Los Angeles Cmnty. College District Series 2001 A, 5.75% 6/1/26 (MBIA Insured)	10,000	10,946
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.):
0% 9/1/11 (Escrowed to Maturity) (e)	6,400	5,080
0% 9/1/13 (Escrowed to Maturity) (e)	3,380	2,441
(Disney Parking Proj.):
0% 3/1/10	2,000	1,637
0% 3/1/11	1,950	1,510
0% 3/1/12	2,180	1,602
0% 3/1/13	6,490	4,495
0% 9/1/14 (AMBAC Insured)	3,860	2,538
0% 3/1/18	3,000	1,539
0% 3/1/19	3,175	1,531
0% 3/1/20	1,000	450
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. (Proposition C Proj.) Second Tier Sr. Series A, 5.25% 7/1/25 (FGIC Insured)	3,500	3,667
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,171
5.375% 9/1/17 (FSA Insured)	1,095	1,224
5.375% 9/1/18 (FSA Insured)	1,155	1,273
5.375% 9/1/19 (FSA Insured)	1,210	1,325
Los Angeles Dept. Arpts. Rev. (Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (d)	290	300
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (e)	3,120	3,162
4.75% 8/15/16 (Escrowed to Maturity) (e)	1,395	1,414
4.75% 10/15/20 (Escrowed to Maturity) (e)	150	150
4.75% 10/15/20 (Pre-Refunded to 10/15/17 @ 100) (e)	1,650	1,657
6.75% 10/15/04 (Escrowed to Maturity) (e)	195	196
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	$ 15,000	$ 15,174
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,052
5.5% 10/15/11 (MBIA Insured)	3,670	4,078
Los Angeles Gen. Oblig. Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	4,007
Los Angeles Hbr. Dept. Rev.:
Series B:
5.25% 11/1/07 (d)	4,290	4,598
5.25% 11/1/10 (d)	9,105	9,699
5.5% 8/1/08 (d)	1,505	1,606
7.6% 10/1/18 (Escrowed to Maturity) (e)	14,810	18,872
Los Angeles Unified School District:
Series A:
5.25% 7/1/19 (MBIA Insured)	3,160	3,464
5.375% 7/1/17 (MBIA Insured)	8,095	9,065
5.375% 7/1/18 (MBIA Insured)	2,845	3,166
Series C, 5.25% 7/1/24 (MBIA Insured)	1,265	1,329
Series E:
5.125% 1/1/27 (MBIA Insured)	1,250	1,299
5.5% 7/1/17 (MBIA Insured)	1,800	2,029
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (e)	2,370	2,897
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	839
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	865
0% 8/1/25 (FGIC Insured)	2,800	927
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,717
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,722
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (e)	5,000	5,008
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (e)	2,270	1,849
Series A, 5% 7/1/17 (FSA Insured)	3,220	3,503
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	525
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Montebello Unified School District 0% 6/1/26 (FSA Insured)	$ 1,580	$ 497
Monterey County Ctfs. of Prtn. Series 2001, 5.25% 8/1/16 (MBIA Insured)	2,445	2,677
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,050
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,645
12% 8/1/17 (FSA Insured)	1,000	1,799
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.) Series A, 5.6% 7/1/06	2,415	2,550
(Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (e)	3,850	5,231
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	7,100	8,740
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,103
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (e)	1,000	1,086
5.5% 9/1/17 (FGIC Insured)	3,000	3,364
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.):
0% 8/1/09 (MBIA Insured)	3,260	2,812
0% 8/1/10 (MBIA Insured)	3,255	2,675
Orange County Arpt. Rev. 5.5% 7/1/11 (MBIA Insured) (d)	4,000	4,397
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	8,122
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (d)	3,620	4,104
5.75% 12/1/11 (AMBAC Insured) (d)	4,000	4,561
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,226
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	7,003
Palos Verdes Peninsula Unified School District Series A, 5.625% 11/1/25	5,900	6,370
Placer County Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,000	436
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	3,930	3,950
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn. (Cap. Impt. Projs.) 5.5% 7/1/29 (AMBAC Insured)	$ 3,000	$ 3,214
Pleasanton Joint Powers Fing. Auth. Rev. (Reassessment Proj.) Series A, 6% 9/2/05 (Pre-Refunded to 9/2/04 @ 101) (e)	1,280	1,293
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (e)	4,035	4,562
Port of Oakland Gen. Oblig.:
Series L:
5% 11/1/32 (FGIC Insured) (d)	4,835	4,845
5.5% 11/1/20 (FGIC Insured) (d)	3,405	3,674
5% 11/1/15 (MBIA Insured) (d)	5,850	6,221
5% 11/1/17 (MBIA Insured) (d)	3,355	3,523
5% 11/1/18 (MBIA Insured) (d)	2,740	2,869
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (d)	1,805	1,983
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,245
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	90	90
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	18,318
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,243
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.) Series A:
4.8% 10/1/07	1,080	1,144
5% 10/1/08	1,135	1,203
5% 10/1/09	1,140	1,203
5.1% 10/1/10	1,245	1,311
5.25% 10/1/12	1,375	1,440
5.5% 10/1/22	4,500	4,635
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	489
0% 8/1/25 (FGIC Insured)	2,725	911
0% 8/1/26 (FGIC Insured)	1,365	426
0% 8/1/27 (FGIC Insured)	2,500	733
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	583
0% 8/1/27 (FGIC Insured)	1,940	569
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,305
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	$ 2,035	$ 1,265
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) 6.375% 7/1/10	700	736
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,658
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,181
Sacramento Pwr. Auth. Cogeneration Proj. Rev.:
6% 7/1/22	18,700	19,534
6.5% 7/1/06	4,500	4,814
6.5% 7/1/07	2,000	2,175
6.5% 7/1/08	1,000	1,085
Salinas Union High School District Series A, 5.25% 10/1/17 (FGIC Insured)	1,410	1,564
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (e)	8,500	10,958
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,660
San Diego County Ctfs. of Prtn.:
(Burnham Institute Proj.) 6.25% 9/1/29	6,800	7,036
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,461
5.25% 10/1/11	1,705	1,888
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,793
Series D, 5.25% 7/1/17 (FGIC Insured)	4,325	4,773
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	4,500	4,844
San Francisco Bay Area Trans. Fing. Auth. (Bridge Toll Proj.) 5.75% 2/1/07 (American Cap. Access Corp. Insured)	1,500	1,601
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (d)	6,000	6,322
5.25% 1/1/18 (AMBAC Insured) (d)	4,515	4,757
5.25% 1/1/19 (AMBAC Insured) (d)	4,750	4,991
Second Series 12A, 5.625% 5/1/08 (FGIC Insured) (d)	1,625	1,733
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (d)	1,355	1,492
Second Series 16A:
5.375% 5/1/18 (FSA Insured) (d)	5,035	5,365
5.5% 5/1/08 (FSA Insured) (d)	2,945	3,240
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (d)	$ 3,280	$ 3,572
5.25% 5/1/14 (MBIA Insured) (d)	2,750	2,943
Second Series 23A:
5.5% 5/1/07 (FGIC Insured) (d)	1,045	1,131
5.5% 5/1/08 (FGIC Insured) (d)	2,755	3,031
Second Series 27A, 5.5% 5/1/08 (MBIA Insured) (d)	4,045	4,451
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,212
Series A:
0% 8/1/09 (FGIC Insured)	1,085	936
0% 8/1/10 (FGIC Insured)	1,085	892
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A:
0% 1/15/26 (MBIA Insured)	11,000	3,495
0% 1/15/32 (MBIA Insured)	4,000	889
Series A:
0% 1/15/10 (MBIA Insured)	2,240	1,874
0% 1/15/12 (MBIA Insured)	7,000	5,288
0% 1/15/15 (MBIA Insured)	5,000	3,198
0% 1/15/20 (MBIA Insured)	3,765	1,785
0% 1/15/31 (MBIA Insured)	5,000	1,177
0% 1/15/34 (MBIA Insured)	10,000	1,991
5.25% 1/15/30 (MBIA Insured)	12,145	12,448
5.5% 1/15/28	1,060	979
0% 1/1/12 (Escrowed to Maturity) (e)	10,000	7,681
San Jose Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,097
Series B, 5% 3/1/09 (FSA Insured) (d)	5,395	5,851
San Jose Unified School District, Santa Clara County Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,067
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,055
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (e)	1,990	1,249
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 759
0% 9/1/25 (FGIC Insured)	1,490	496
0% 9/1/26 (FGIC Insured)	1,500	466
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,489
Santa Barbara High School District Series A:
5.75% 8/1/25 (FGIC Insured)	4,650	5,094
5.75% 8/1/30 (FGIC Insured)	7,490	8,146
Santa Clara County Trans. District Sales Tax Rev. Series A, 5.25% 6/1/21	8,500	8,953
Santa Cruz City Elementary School District Series B, 5.75% 8/1/26 (FGIC Insured)	2,730	2,997
Santa Cruz City High School District Series B:
5.75% 8/1/26 (FGIC Insured)	2,380	2,613
6% 8/1/29 (FGIC Insured)	6,770	7,613
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,357
Santa Monica Redev. Agcy. Tax Allocation Rev. (Earthquake Recovery Redev. Proj.) Series 1999, 5.75% 7/1/22 (AMBAC Insured)	8,395	9,307
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	312
0% 5/1/28 (MBIA Insured)	3,340	936
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,651
6.75% 7/1/11	6,500	7,786
7% 7/1/05	920	923
Stanislaus County Ctfs. of Prtn. (Cap. Impt. Prog.) Series A, 5.25% 5/1/14 (MBIA Insured)	1,000	1,065
Sulpher Springs Unified School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,037
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	5,000	3,767
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series 2001 A, 5.25% 6/1/31	2,000	1,575
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	$ 2,350	$ 2,398
6% 6/1/22	1,100	1,208
Ukiah Unified School District:
0% 8/1/14 (FGIC Insured)	3,040	2,035
0% 8/1/19 (FGIC Insured)	2,270	1,144
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	525
0% 9/1/21 (FGIC Insured)	2,995	1,301
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	2,120	2,324
5.5% 5/15/24 (AMBAC Insured)	1,000	1,081
4.55% 12/1/09 (f)	22,420	23,598
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,174
Series B, 5.25% 5/15/16 (AMBAC Insured)	5,000	5,562
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	2,590	2,649
5.25% 1/1/13	8,500	8,694
Vernon Elec. Sys. Rev. (Marlburg Generating Station Proj.):
5% 4/1/09	1,000	1,069
5.375% 4/1/16	2,005	2,095
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,586
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	1,325	1,488
5.375% 8/1/16 (FSA Insured)	1,000	1,119
Walnut Valley Unified School District Series D, 5.25% 8/1/16 (FGIC Insured)	1,000	1,115
Whittier Union High School District Series B, 5.875% 8/1/30 (FSA Insured)	2,405	2,646
		1,431,168
Guam - 0.1%
Guam Pwr. Auth. Rev. Series A, 4% 10/1/04	1,620	1,621
Puerto Rico - 0.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (MBIA Insured)	1,510	1,653
Municipal Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A:
5.5% 10/1/32 (Escrowed to Maturity) (e)	$ 5,950	$ 6,430
5.5% 10/1/40 (Escrowed to Maturity) (e)	1,100	1,184
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured) (b)	2,700	3,038
		12,305
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $1,363,613)		1,445,094
NET OTHER ASSETS - 0.7%		10,025
NET ASSETS - 100%		$ 1,455,119
Legend
(a) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,598,000 or 1.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09	3/6/02	$ 22,420
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	32.7%
Transportation	13.8%
Electric Utilities	9.5%
Health Care	9.2%
Education	8.9%
Escrowed/Pre-Refunded	7.0%
Special Tax	5.4%
Others* (individually less than 5%)	13.5%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $1,363,613) - See accompanying schedule		$ 1,445,094
Cash		2,905
Receivable for investments sold		576
Receivable for fund shares sold		364
Interest receivable		15,620
Prepaid expenses		2
Other receivables		7
Total assets		1,464,568

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,344
Payable for fund shares redeemed	965
Distributions payable	1,539
Accrued management fee	452
Distribution fees payable	14
Other affiliated payables	118
Other payables and accrued expenses	17
Total liabilities		9,449

Net Assets		$ 1,455,119
Net Assets consist of:
Paid in capital		$ 1,369,878
Undistributed net investment income		1,428
Accumulated undistributed net realized gain (loss) on investments		2,332
Net unrealized appreciation (depreciation) on investments		81,481
Net Assets		$ 1,455,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2004 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,516.3 ÷ 440.4 shares)	$ 12.53

Maximum offering price per share (100/95.25 of $12.53)	$ 13.15
Class T: Net Asset Value and redemption price per share ($3,059 ÷ 243.8 shares)	$ 12.55

Maximum offering price per share (100/96.50 of $12.55)	$ 13.01
Class B: Net Asset Value and offering price per share ($5,062 ÷ 404.2 shares) A	$ 12.52

Class C: Net Asset Value and offering price per share ($10,613 ÷ 848 shares) A	$ 12.52

Spartan California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,430,617 ÷ 114,279 shares)	$ 12.52

Institutional Class: Net Asset Value, offering price and redemption price per share ($251.4 ÷ 20.05 shares)	$ 12.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)

Investment Income
Interest		$ 35,366

Expenses
Management fee	$ 2,766
Transfer agent fees	516
Distribution fees	87
Accounting fees and expenses	149
Non-interested trustees' compensation	4
Custodian fees and expenses	12
Registration fees	68
Audit	22
Legal	8
Miscellaneous	40
Total expenses before reductions	3,672
Expense reductions	(30)	3,642
Net investment income (loss)		31,724
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	6,307
Futures contracts	(462)
Total net realized gain (loss)		5,845
Change in net unrealized appreciation (depreciation) on: Investment securities	(36,280)
Futures contracts	(55)
Total change in net unrealized appreciation (depreciation)		(36,335)
Net gain (loss)		(30,490)
Net increase (decrease) in net assets resulting from operations		$ 1,234

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2004 (Unaudited)	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,724	$ 68,832
Net realized gain (loss)	5,845	25,647
Change in net unrealized appreciation (depreciation)	(36,335)	1,842
Net increase (decrease) in net assets resulting from operations	1,234	96,321
Distributions to shareholders from net investment income	(31,640)	(68,263)
Distributions to shareholders from net realized gain	(10,440)	(21,672)
Total distributions	(42,080)	(89,935)
Share transactions - net increase (decrease)	(81,275)	(129,361)
Redemption fees	20	38
Total increase (decrease) in net assets	(122,101)	(122,937)

Net Assets
Beginning of period	1,577,220	1,700,157
End of period (including undistributed net investment income of $1,428 and undistributed net investment income of $1,344, respectively)	$ 1,455,119	$ 1,577,220

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.256	.521	.303
Net realized and unrealized gain (loss)	(.226)	.248	.212
Total from investment operations	.030	.769	.515
Distributions from net investment income	(.255)	(.517)	(.297)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.340)	(.689)	(.355)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.53	$ 12.84	$ 12.76
Total Return B, C, D	.30%	6.25%	4.13%
Ratios to Average Net Assets G
Expenses before expense reductions	.66% A	.65%	.66% A
Expenses net of voluntary waivers, if any	.66% A	.65%	.66% A
Expenses net of all reductions	.66% A	.65%	.65% A
Net investment income (loss)	4.10% A	4.12%	4.18% A
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 3
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.79	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.251	.508	.296
Net realized and unrealized gain (loss)	(.227)	.237	.241
Total from investment operations	.024	.745	.537
Distributions from net investment income	(.249)	(.503)	(.289)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.334)	(.675)	(.347)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.55	$ 12.86	$ 12.79
Total Return B, C, D	.24%	6.04%	4.31%
Ratios to Average Net Assets G
Expenses before expense reductions	.77% A	.76%	.77% A
Expenses net of voluntary waivers, if any	.77% A	.76%	.77% A
Expenses net of all reductions	.76% A	.76%	.76% A
Net investment income (loss)	4.00% A	4.01%	4.07% A
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 1
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.84	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.209	.426	.247
Net realized and unrealized gain (loss)	(.236)	.248	.210
Total from investment operations	(.027)	.674	.457
Distributions from net investment income	(.208)	(.422)	(.239)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.293)	(.594)	(.297)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.52	$ 12.84	$ 12.76
Total Return B, C, D	(.16)%	5.46%	3.66%
Ratios to Average Net Assets G
Expenses before expense reductions	1.42% A	1.41%	1.42% A
Expenses net of voluntary waivers, if any	1.42% A	1.41%	1.42% A
Expenses net of all reductions	1.41% A	1.40%	1.42% A
Net investment income (loss)	3.35% A	3.37%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 5	$ 4
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 H	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.203	.411	.239
Net realized and unrealized gain (loss)	(.226)	.248	.200
Total from investment operations	(.023)	.659	.439
Distributions from net investment income	(.202)	(.407)	(.231)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.287)	(.579)	(.289)
Redemption fees added to paid in capital E, I	-	-	-
Net asset value, end of period	$ 12.52	$ 12.83	$ 12.75
Total Return B, C, D	(.13)%	5.34%	3.52%
Ratios to Average Net Assets G
Expenses before expense reductions	1.52% A	1.52%	1.54% A
Expenses net of voluntary waivers, if any	1.52% A	1.52%	1.54% A
Expenses net of all reductions	1.51% A	1.51%	1.53% A
Net investment income (loss)	3.25% A	3.25%	3.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 12	$ 7
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H For the year ended February 29.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Spartan California Municipal Income

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 F	2003	2002	2001	2000 F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.268	.544	.546	.555 G	.568	.557
Net realized and unrealized gain (loss)	(.226)	.247	.265	.211 G	.832	(.838)
Total from investment operations	.042	.791	.811	.766	1.400	(.281)
Distributions from net investment income	(.267)	(.539)	(.541)	(.552)	(.570)	(.555)
Distributions from net realized gain	(.085)	(.172)	(.070)	(.015)	-	(.015)
Distributions in excess of net realized gain	-	-	-	-	-	(.039)
Total distributions	(.352)	(.711)	(.611)	(.567)	(.570)	(.609)
Redemption fees added to paid in capital	- D, H	- D, H	- D, H	.001 D	-	-
Net asset value, end of period	$ 12.52	$ 12.83	$ 12.75	$ 12.55	$ 12.35	$ 11.52
Total Return B, C	.39%	6.44%	6.64%	6.36%	12.42%	(2.28)%
Ratios to Average Net Assets E
Expenses before expense reductions	.48% A	.48%	.49%	.48%	.49%	.49%
Expenses net of voluntary waivers, if any	.48% A	.48%	.48%	.48%	.49%	.49%
Expenses net of all reductions	.48% A	.48%	.47%	.43%	.42%	.49%
Net investment income (loss)	4.29% A	4.29%	4.34%	4.47% G	4.75%	4.69%
Supplemental Data
Net assets, end of period (in millions)	$ 1,431	$ 1,550	$ 1,683	$ 1,654	$ 1,512	$ 1,212
Portfolio turnover rate	19% A	18%	18%	13%	16%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Effective March 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2004	Years ended February 28,
	(Unaudited)	2004 G	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 12.85	$ 12.76	$ 12.60
Income from Investment Operations
Net investment income (loss) D	.267	.546	.316
Net realized and unrealized gain (loss)	(.226)	.254	.211
Total from investment operations	.041	.800	.527
Distributions from net investment income	(.266)	(.538)	(.309)
Distributions from net realized gain	(.085)	(.172)	(.058)
Total distributions	(.351)	(.710)	(.367)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 12.54	$ 12.85	$ 12.76
Total Return B, C	.38%	6.51%	4.23%
Ratios to Average Net Assets F
Expenses before expense reductions	.49% A	.49%	.50% A
Expenses net of voluntary waivers, if any	.49% A	.49%	.50% A
Expenses net of all reductions	.49% A	.49%	.49% A
Net investment income (loss)	4.28% A	4.28%	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 264	$ 1,499
Portfolio turnover rate	19% A	18%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period August 1, 2002 (commencement of sale of shares) to February 28, 2003.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Income Fund (the fund) is a fund of Fidelity California Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Spartan California Municipal Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount and losses deferred due to wash sales and futures transactions.

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 85,884
Unrealized depreciation	(2,233)
Net unrealized appreciation (depreciation)	$ 83,651
Cost for federal income tax purposes	$ 1,361,443

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $139,658 and $228,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 4	$ -
Class T	0%	.25%	4	-
Class B	.65%	.25%	23	16
Class C	.75%	.25%	56	24
			$ 87	$ 40

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, and .25% for certain purchases of Class A and Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5
Class T	1
Class B*	1
Class C*	4
$ 11

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, Spartan California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the fund, except for Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. Citibank has also entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, with respect to Spartan California Municipal Income, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 3.10
Class T	2.11
Class B	3.11
Class C	6.11
Spartan California Municipal Income	501.07
Institutional Class	1.08
	$ 516

* Annualized

Citibank also has a sub-arrangement with FSC to maintain the fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and accounting expenses by $12 and $18, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2004	Year ended February 29, 2004
From net investment income
Class A	$ 118	$ 170
Class T	66	100
Class B	84	172
Class C	182	321
Spartan California Municipal Income	31,184	67,468
Institutional Class	6	32
Total	$ 31,640	$ 68,263
From net realized gain
Class A	$ 39	$ 59
Class T	26	35
Class B	35	70
Class C	83	137
Spartan California Municipal Income	10,255	21,362
Institutional Class	2	9
Total	$ 10,440	$ 21,672

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2004	Year ended February 29, 2004	Six months ended August 31, 2004	Year ended February 29, 2004
Class A
Shares sold	104	328	$ 1,292	$ 4,124
Reinvestment of distributions	7	9	91	110
Shares redeemed	(126)	(123)	(1,557)	(1,547)
Net increase (decrease)	(15)	214	$ (174)	$ 2,687
Class T
Shares sold	44	225	$ 545	$ 2,852
Reinvestment of distributions	6	6	72	82
Shares redeemed	(104)	(12)	(1,292)	(155)
Net increase (decrease)	(54)	219	$ (675)	$ 2,779
Class B
Shares sold	31	170	$ 380	$ 2,143
Reinvestment of distributions	4	9	53	119
Shares redeemed	(37)	(122)	(458)	(1,534)
Net increase (decrease)	(2)	57	$ (25)	$ 728
Class C
Shares sold	46	540	$ 564	$ 6,865
Reinvestment of distributions	15	25	185	321
Shares redeemed	(183)	(181)	(2,240)	(2,289)
Net increase (decrease)	(122)	384	$ (1,491)	$ 4,897
Spartan California Municipal Income
Shares sold	6,986	17,209	$ 86,721	$ 218,471
Reinvestment of distributions	2,361	5,023	29,258	63,470
Shares redeemed	(15,830)	(33,393)	(194,883)	(421,182)
Net increase (decrease)	(6,483)	(11,161)	$ (78,904)	$ (139,241)
Institutional Class
Shares sold	2	7	$ 19	$ 90
Reinvestment of distributions	-	1	4	16
Shares redeemed	(2)	(105)	(29)	(1,317)
Net increase (decrease)	-	(97)	$ (6)	$ (1,211)

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Declaration of Trust to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	695,561,729.64	73.163
Against	154,513,995.39	16.252
Abstain	54,716,231.12	5.756
Broker Non-Votes	45,910,963.13	4.829
TOTAL	950,702,919.28	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	900,623,028.19	94.732
Withheld	50,079,891.09	5.268
TOTAL	950,702,919.28	100.00
Ralph F. Cox
Affirmative	901,024,142.15	94.775
Withheld	49,678,777.13	5.225
TOTAL	950,702,919.28	100.00
Laura B. Cronin
Affirmative	900,890,331.02	94.760
Withheld	49,812,588.26	5.240
TOTAL	950,702,919.28	100.00
Robert M. Gates
Affirmative	901,526,771.30	94.827
Withheld	49,176,147.98	5.173
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	902,172,581.49	94.895
Withheld	48,530,337.79	5.105
TOTAL	950,702,919.28	100.00
Abigail P. Johnson
Affirmative	899,971,424.34	94.664
Withheld	50,731,494.94	5.336
TOTAL	950,702,919.28	100.00
Edward C. Johnson 3d
Affirmative	900,243,395.25	94.692
Withheld	50,459,524.03	5.308
TOTAL	950,702,919.28	100.00
Donald J. Kirk
Affirmative	901,513,178.96	94.826
Withheld	49,189,740.32	5.174
TOTAL	950,702,919.28	100.00
Marie L. Knowles
Affirmative	901,869,444.64	94.863
Withheld	48,833,474.64	5.137
TOTAL	950,702,919.28	100.00
Ned C. Lautenbach
Affirmative	900,619,240.10	94.732
Withheld	50,083,679.18	5.268
TOTAL	950,702,919.28	100.00
Marvin L. Mann
Affirmative	900,042,926.10	94.671
Withheld	50,659,993.18	5.329
TOTAL	950,702,919.28	100.00
William O. McCoy
Affirmative	901,898,283.07	94.866
Withheld	48,804,636.21	5.134
TOTAL	950,702,919.28	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	901,857,869.42	94.862
Withheld	48,845,049.86	5.138
TOTAL	950,702,919.28	100.00
William S. Stavropoulos
Affirmative	901,004,663.64	94.772
Withheld	49,698,255.64	5.228
TOTAL	950,702,919.28	100.00
* Denotes trust-wide proposals and voting results.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CFL-USAN-1004
1.790942.101

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 19, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 19, 2004